Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating expenses:
Research and development, net	$ (2,390)	$ (2,187)	$ (4,460)	$ (4,262)
Marketing and sales	(499)	(234)	(1,097)	(540)
General and administrative	(865)	(887)	(1,773)	(1,941)
Operating loss	(3,754)	(3,308)	(7,330)	(6,743)
Equity in net gain (loss) of an affiliated company	106	(459)	16	(1,077)
Financing income (expenses), net	(175)	(316)	176	6,335
Net loss	$ (3,823)	$ (4,083)	$ (7,138)	$ (1,485)
Basic and diluted net (loss) profit per share from continuing operations	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.01)
Weighted average number of shares outstanding used in computing basic and diluted net (loss) profit per share	153,480,701	110,186,413	144,363,756	110,046,983